Proceed and Gross Realized Gains or Losses on Sales of Available-for-Sale Securities (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales of available-for-sale securities	$ 2,184,000	¥ 180,000,000	¥ 1,602,000,000	¥ 795,000,000
The gross realized gains on the sales of available-for-sale securities	24,000	2,000,000	354,000,000	4,000,000
The gross realized losses on the sales of available-for-sale securities			¥ 37,000,000	¥ 3,000,000